UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS Science and Technology Fund

	Shares	Value ($)
Common Stocks 96.4%
Communication Services 14.6%
Entertainment 3.7%
Activision Blizzard, Inc.	246,910	11,664,028
Netflix, Inc.*	28,465	9,663,868
Spotify Technology SA*	56,500	7,652,925
		28,980,821
Interactive Media & Services 10.9%
Alphabet, Inc. "A"*	24,050	27,077,655
Alphabet, Inc. "C"*	25,876	28,887,190
Facebook, Inc. "A"*	174,722	29,124,410
		85,089,255
Consumer Discretionary 7.4%
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. (ADR)*	21,300	3,588,837
Amazon.com, Inc.*	27,736	47,670,695
Booking Holdings, Inc.*	3,353	6,145,412
		57,404,944
Health Care 3.0%
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.*	27,100	2,660,407
ViaCyte, Inc.* (a)	1,869	0
		2,660,407
Health Care Technology 1.0%
Veeva Systems, Inc. "A"*	67,921	7,407,464
Life Sciences Tools & Services 1.7%
Illumina, Inc.*	20,600	5,763,674
Thermo Fisher Scientific, Inc.	31,000	7,615,770
		13,379,444
Industrials 2.3%
Aerospace & Defense 1.4%
BWX Technologies, Inc.	78,500	3,643,970
Northrop Grumman Corp.	27,000	7,439,850
		11,083,820
Professional Services 0.9%
Verisk Analytics, Inc.*	59,900	7,032,859
Information Technology 69.1%
Communications Equipment 1.8%
Cisco Systems, Inc.	184,691	8,734,037
Lumentum Holdings, Inc.*	104,803	5,125,915
		13,859,952
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. "A"	78,271	6,881,586
CDW Corp.	84,500	7,036,315
		13,917,901
IT Services 17.9%
Amdocs Ltd.	91,000	5,085,080
Automatic Data Processing, Inc.	57,044	7,977,033
Broadridge Financial Solutions, Inc.	43,749	4,411,212
Cognizant Technology Solutions Corp. "A"	173,852	12,114,007
EPAM Systems, Inc.*	32,835	4,645,496
Fidelity National Information Services, Inc.	115,663	12,090,253
FleetCor Technologies, Inc.*	30,500	6,155,205
Mastercard, Inc. "A"	76,180	16,083,884
PayPal Holdings, Inc.*	284,213	25,226,746
Visa, Inc. "A"	280,618	37,886,236
Wix.com Ltd.*	18,500	2,022,975
WNS Holdings Ltd. (ADR)*	127,700	6,230,483
		139,928,610
Semiconductors & Semiconductor Equipment 12.6%
Analog Devices, Inc.	70,000	6,920,200
Applied Materials, Inc.	165,570	6,470,476
ASML Holding NV	34,209	5,987,601
Broadcom, Inc.	29,702	7,967,562
Intel Corp.	233,127	10,984,944
Microchip Technology, Inc. (b)	85,548	6,875,493
MKS Instruments, Inc.	83,863	6,845,737
NVIDIA Corp.	122,402	17,595,287
Qorvo, Inc.*	56,252	3,676,631
QUALCOMM., Inc.	192,515	9,533,343
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	6,407,438
Universal Display Corp. (b)	84,964	8,821,812
		98,086,524
Software 25.8%
2U, Inc.* (b)	156,127	8,875,820
Adobe, Inc.*	49,732	12,324,584
Cloudera, Inc.*	231,469	3,124,832
Globant SA*	170,802	11,546,215
Guidewire Software, Inc.*	74,986	6,499,786
Intuit, Inc.	56,000	12,085,920
LogMeIn, Inc.	143,380	13,337,208
Microsoft Corp.	669,938	69,961,625
Oracle Corp.	111,775	5,614,458
Proofpoint, Inc.*	45,400	4,624,898
SailPoint Technologies Holding, Inc.*	163,481	4,667,383
salesforce.com, Inc.*	181,284	27,549,730
ServiceNow, Inc.*	45,000	9,900,900
Synopsys, Inc.*	122,675	11,451,711
		201,565,070
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	429,253	71,444,869
Total Common Stocks (Cost $481,552,664)		751,841,940
Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	25,255
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	28,356
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (c)	—	218,845
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	370,128
Total Other Investments (Cost $11,450,426)		642,584
Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (a) (Cost $0)	3,509	0
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e) (Cost $16,896,727)	16,896,727	16,896,727
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.41% (d) (Cost $28,583,440)	28,583,440	28,583,440
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $538,483,257)	102.3	797,964,691
Other Assets and Liabilities, Net	(2.3)	(18,034,683)
Net Assets	100.0	779,930,008

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e)
11,163,775	5,732,952	(f)	—	—	—	9,677	—	16,896,727	16,896,727
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.41% (d)
41,905,599	48,502,568		61,824,727	—	—	104,637	—	28,583,440	28,583,440

53,069,374	54,235,520		61,824,727	—	—	114,314	—	45,480,167	45,480,167

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $16,553,931, which is 2.1% of net assets.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,029,217	25,255	0.00
Adams Capital Management LP **	August 2000 to November 2000	1,863,749	28,356	0.00
Alloy Ventures 2000 LP **	April 2000 to August 2007	3,896,857	218,845	0.03
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	370,128	0.05
Total Restricted Securities		11,450,426	642,584	0.08

**	These securities represent venture capital funds.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)
Communication Services	$114,070,076	$—	$—	$114,070,076
Consumer Discretionary	57,404,944	—	—	57,404,944
Health Care	23,447,315	—	0	23,447,315
Industrials	18,116,679	—	—	18,116,679
Information Technology	538,802,926	—	—	538,802,926
Other Investments (h)	—	—	—	642,584
Preferred Stock	—	—	0	0
Short-Term Investments (g)	45,480,167	—	—	45,480,167
Total	$797,322,107	$—	$0	$797,964,691

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Investments measured at NAV as a practical expedient.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Science and Technology Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019